CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidating Statement of Income [Abstract]
Revenue	$ 355,144	$ 367,633	$ 1,051,170	$ 1,050,749
Cost of goods sold, including restructuring charges	122,638	121,433	363,487	361,736
Gross Profit	232,506	246,200	687,683	689,013
Selling, general and administrative expense	162,524	157,589	480,868	466,319
Net restructuring charges	4,337	103	9,839	2,011
Net gain on sale of facility	0	0	(110)	0
Operating (Loss) Income	65,645	88,508	197,086	220,683
Loss on early debt extinguishment	0	0	(6,995)	0
Interest expense	(11,831)	(11,207)	(35,922)	(33,250)
Other (expense) income	(301)	383	(216)	(1,017)
(Loss) Income Before Income Taxes	53,513	77,684	153,953	186,416
Income tax provision	16,778	26,512	49,189	67,846
Income From Continuing Operations	36,735	51,172	104,764	118,570
Net Loss From Discontinued Operations	0	(372)	0	(771)
Net Income	36,735	50,800	104,764	117,799
Basic Earnings Per Share:
Income from continuing operations (in dollars per share)	$ 0.72	$ 0.99	$ 2.04	$ 2.31
Net loss from discontinued operations (in dollars per share)	$ 0	$ (0.01)	$ 0	$ (0.02)
Basic earnings per share (in dollars per share)	$ 0.72	$ 0.99	$ 2.04	$ 2.29
Diluted Earnings Per Share:
Income from continuing operations (in dollars per share)	$ 0.71	$ 0.99	$ 2.02	$ 2.30
Net loss from discontinued operations (in dollars per share)	$ 0	$ (0.01)	$ 0	$ (0.01)
Diluted earnings per share (in dollars per share)	$ 0.71	$ 0.98	$ 2.02	$ 2.28
Cash Dividends Per Share (in dollars per share)	$ 0.25	$ 0.25	$ 0.75	$ 0.75
Total Comprehensive Income	$ 33,812	$ 52,369	$ 104,292	$ 120,261